Significant Operating Lease Arrangements	12 Months Ended
Dec. 31, 2017
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Significant Operating Lease Arrangements
40.	SIGNIFICANT OPERATING LEASE ARRANGEMENTS

The Company’s major significant operating leases are arrangements on several parcels of land, machinery and equipment and office premises.

The Company expensed the lease payments as follows:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Minimum lease payments	$996.0	$1,135.7	$2,178.1

Future minimum lease payments under the above non-cancellable operating leases are as follows:

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Not later than 1 year	$1,321.5	$3,116.2
Later than 1 year and not later than 5 years	3,677.4	5,174.7
Later than 5 years	6,624.0	8,905.9

	$11,622.9	$17,196.8